AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 79.4%
Common Stocks — 79.2%
Aerospace & Defense — 2.4%
Astronics Corp.*	37,959	$348,464
BAE Systems PLC (United Kingdom)	170,866	1,101,850
BWX Technologies, Inc.(a)	94,564	4,606,212
General Dynamics Corp.	139,264	18,426,020
Lockheed Martin Corp.	17,352	5,881,460
Safran SA (France)	7,667	672,616
Thales SA (France)	8,721	730,676
		31,767,298
Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	63,809	4,257,337
Forward Air Corp.	21,160	1,071,754
		5,329,091
Auto Components — 0.2%
Cooper Tire & Rubber Co.	34,650	564,795
Gentherm, Inc.*(a)	30,360	953,304
Toyo Tire Corp. (Japan)	83,360	950,037
		2,468,136
Automobiles — 0.1%
Isuzu Motors Ltd. (Japan)	189,600	1,254,228
Suzuki Motor Corp. (Japan)	24,400	583,602
		1,837,830
Banks — 4.3%
1st Source Corp.	20,170	654,113
ABN AMRO Bank NV (Netherlands), 144A, CVA	32,476	268,340
Atlantic Union Bankshares Corp.	38,460	842,274
Banc of California, Inc.(a)	104,580	836,640
Bank of America Corp.	495,363	10,516,557
Bank of Nova Scotia (The) (Canada)	56,467	2,305,947
DNB ASA (Norway)	109,644	1,226,967
First Citizens BancShares, Inc. (Class A Stock)	4,096	1,363,436
First Midwest Bancorp, Inc.	66,070	874,436
First Republic Bank	35,907	2,954,428
Great Western Bancorp, Inc.	40,640	832,307
Hancock Whitney Corp.	41,920	818,278
ICICI Bank Ltd. (India)	110,405	476,743
International Bancshares Corp.	42,721	1,148,340
JPMorgan Chase & Co.	88,262	7,946,228
M&T Bank Corp.	64,609	6,682,509
Mitsubishi UFJ Financial Group, Inc. (Japan)	720,100	2,676,341
PNC Financial Services Group, Inc. (The)	41,996	4,019,857
Royal Bank of Canada (Canada)	27,138	1,680,963
Standard Chartered PLC (United Kingdom)	362,935	1,984,878
Synovus Financial Corp.	46,868	823,002
Truist Financial Corp.(a)	184,719	5,696,734
Webster Financial Corp.	28,775	658,948
		57,288,266
	Shares	Value
Common Stocks (continued)
Beverages — 2.2%
C&C Group PLC (Ireland)	300,939	$733,229
Coca-Cola Co. (The)	233,603	10,336,933
Diageo PLC (United Kingdom)	268,709	8,613,759
PepsiCo, Inc.(a)	81,770	9,820,577
		29,504,498
Biotechnology — 0.1%
Argenx SE (Netherlands), ADR*	2,404	316,679
Galapagos NV (Belgium)*	3,643	724,851
		1,041,530
Building Products — 0.8%
American Woodmark Corp.*	22,600	1,029,882
Cie de Saint-Gobain (France)	42,011	1,018,276
Lennox International, Inc.(a)	33,785	6,141,775
Trane Technologies PLC	18,587	1,535,101
Tyman PLC (United Kingdom)	482,098	917,013
		10,642,047
Capital Markets — 1.4%
Ares Management Corp. (Class A Stock)	41,519	1,284,183
B3 SA - Brasil Bolsa Balcao (Brazil)	33,200	227,654
Charles Schwab Corp. (The)(a)	169,160	5,687,159
FactSet Research Systems, Inc.(a)	4,757	1,240,055
Moody’s Corp.	11,755	2,486,182
Solar Capital Ltd.	40,347	469,639
TD Ameritrade Holding Corp.	88,471	3,066,405
UBS Group AG (Switzerland)*	400,902	3,722,770
		18,184,047
Chemicals — 1.7%
Celanese Corp.	85,115	6,246,590
Element Solutions, Inc.*	94,390	789,100
Linde PLC (United Kingdom)	45,435	7,860,255
Orion Engineered Carbons SA (Luxembourg)	102,650	765,769
Sensient Technologies Corp.(a)	7,605	330,894
Sherwin-Williams Co. (The)	10,571	4,857,586
Stepan Co.	14,100	1,247,286
Synthomer PLC (United Kingdom)	141,673	428,417
		22,525,897
Commercial Services & Supplies — 1.8%
ACCO Brands Corp.	172,025	868,726
Babcock International Group PLC (United Kingdom)	139,201	663,462
BrightView Holdings, Inc.*	61,160	676,430
Cintas Corp.	37,259	6,454,004
Clean Harbors, Inc.*	64,594	3,316,256
Copart, Inc.*	95,816	6,565,312
Matthews International Corp. (Class A Stock)(a)	25,235	610,435
Steelcase, Inc. (Class A Stock)	69,480	685,768
Waste Connections, Inc.	55,592	4,308,380
		24,148,773
A1

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment — 1.5%
Cisco Systems, Inc.	360,109	$14,155,885
Motorola Solutions, Inc.(a)	46,715	6,209,358
		20,365,243
Construction & Engineering — 0.6%
Primoris Services Corp.	77,020	1,224,618
Valmont Industries, Inc.	12,800	1,356,544
Vinci SA (France)	71,259	5,897,564
		8,478,726
Construction Materials — 0.1%
CRH PLC (Ireland)	45,432	1,228,526
Guangdong Tapai Group Co. Ltd. (China) (Class A Stock)	254,900	442,951
		1,671,477
Consumer Finance — 1.0%
American Express Co.	112,831	9,659,462
Credit Acceptance Corp.*(a)	16,058	4,105,870
		13,765,332
Containers & Packaging — 1.0%
Ball Corp.(a)	117,866	7,621,215
CCL Industries, Inc. (Canada) (Class B Stock)	25,935	788,573
Sealed Air Corp.	49,990	1,235,253
Smurfit Kappa Group PLC (Ireland)	26,697	752,982
Vidrala SA (Spain)	39,753	3,549,853
		13,947,876
Diversified Consumer Services — 0.2%
Chegg, Inc.*	69,387	2,482,667
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*(a)	30,618	5,597,889
Cerved Group SpA (Italy)	394,663	2,371,307
		7,969,196
Diversified Telecommunication Services — 0.9%
Cellnex Telecom SA (Spain), 144A	68,788	3,133,695
China Tower Corp. Ltd. (China) (Class H Stock), 144A	10,342,153	2,320,037
Hellenic Telecommunications Organization SA (Greece)	175,646	2,122,104
Koninklijke KPN NV (Netherlands)	797,715	1,901,990
Verizon Communications, Inc.(a)	54,075	2,905,450
		12,383,276
Electric Utilities — 0.4%
Avangrid, Inc.(a)	68,157	2,983,913
Edison International	32,530	1,782,319
Iberdrola SA (Spain)	95,626	944,627
		5,710,859
Electrical Equipment — 1.0%
AMETEK, Inc.	23,885	1,720,198
Eaton Corp. PLC	81,362	6,321,014
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Emerson Electric Co.	33,970	$1,618,670
Schneider Electric SE (France)	39,621	3,373,174
Thermon Group Holdings, Inc.*	65,294	983,980
		14,017,036
Electronic Equipment, Instruments & Components — 0.7%
Belden, Inc.(a)	41,735	1,505,799
Coherent, Inc.*(a)	6,720	715,075
CTS Corp.	38,240	951,794
Rogers Corp.*	6,490	612,786
TE Connectivity Ltd.	95,326	6,003,631
		9,789,085
Energy Equipment & Services — 0.1%
Era Group, Inc.*	29,210	155,690
SEACOR Holdings, Inc.*	28,820	776,987
SEACOR Marine Holdings, Inc.*	32,366	141,763
		1,074,440
Entertainment — 0.9%
CTS Eventim AG & Co. KGaA (Germany)	41,252	1,860,214
Netflix, Inc.*	10,660	4,002,830
Nexon Co. Ltd. (Japan)	216,034	3,534,986
Spotify Technology SA*	17,185	2,086,946
		11,484,976
Equity Real Estate Investment Trusts (REITs) — 3.5%
Alexander & Baldwin, Inc.	88,890	997,346
American Tower Corp.	71,182	15,499,881
Brandywine Realty Trust	122,660	1,290,383
Corporate Office Properties Trust	64,730	1,432,475
Crown Castle International Corp.	52,314	7,554,142
Equinix, Inc.	2,478	1,547,684
Hibernia REIT PLC (Ireland)	485,160	564,876
Lexington Realty Trust(a)	69,530	690,433
Link REIT (Hong Kong)	61,700	520,286
Medical Properties Trust, Inc.	237,708	4,109,971
Physicians Realty Trust	110,510	1,540,509
PotlatchDeltic Corp.(a)	33,820	1,061,610
Public Storage	46,515	9,238,344
RPT Realty	171,300	1,032,939
		47,080,879
Food & Staples Retailing — 0.2%
Performance Food Group Co.*	112,670	2,785,202
Food Products — 1.8%
Archer-Daniels-Midland Co.	298,427	10,498,662
Cranswick PLC (United Kingdom)	132,017	6,056,446
Kellogg Co.	34,255	2,054,958
Mondelez International, Inc. (Class A Stock)	60,297	3,019,674
Nestle SA (Switzerland)	10,225	1,046,123
Post Holdings, Inc.*(a)	9,120	756,686
		23,432,549

A2

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities — 0.7%
New Jersey Resources Corp.(a)	14,750	$501,057
Rubis SCA (France)	98,232	4,093,006
Spire, Inc.	11,635	866,575
UGI Corp.	156,894	4,184,363
		9,645,001
Health Care Equipment & Supplies — 4.2%
Alcon, Inc. (Switzerland)*	15,323	784,843
Baxter International, Inc.	79,965	6,492,358
Danaher Corp.(a)	73,377	10,156,111
DexCom, Inc.*	7,331	1,974,018
Haemonetics Corp.*	13,459	1,341,324
Hologic, Inc.*	39,874	1,399,577
Insulet Corp.*(a)	18,639	3,088,110
Intuitive Surgical, Inc.*	1,635	809,668
Koninklijke Philips NV (Netherlands)	47,558	1,917,343
Lantheus Holdings, Inc.*	68,040	868,190
Medtronic PLC	222,336	20,050,261
Natus Medical, Inc.*	17,840	412,639
Nipro Corp. (Japan)	57,000	668,803
Smith & Nephew PLC (United Kingdom)	220,418	3,899,475
STERIS PLC	4,371	611,809
Tandem Diabetes Care, Inc.*(a)	34,733	2,235,069
		56,709,598
Health Care Providers & Services — 2.4%
AMN Healthcare Services, Inc.*	7,660	442,825
Anthem, Inc.	6,786	1,540,693
HCA Healthcare, Inc.	35,089	3,152,747
Laboratory Corp. of America Holdings*	23,016	2,908,992
UnitedHealth Group, Inc.	93,969	23,433,989
		31,479,246
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	148,384	1,044,623
Veeva Systems, Inc. (Class A Stock)*(a)	5,591	874,265
		1,918,888
Hotels, Restaurants & Leisure — 2.2%
Accor SA (France)	16,522	452,509
Aramark	77,382	1,545,319
Choice Hotels International, Inc.(a)	77,551	4,749,999
Compass Group PLC (United Kingdom)	327,471	5,115,306
Elior Group SA (France), 144A	78,873	521,778
Marriott Vacations Worldwide Corp.	1,073	59,637
McDonald’s Corp.(a)	65,476	10,826,457
Melia Hotels International SA (Spain)	25,263	107,552
OPAP SA (Greece)	42,133	321,337
Planet Fitness, Inc. (Class A Stock)*	16,236	790,693
Sands China Ltd. (Macau)	523,097	1,907,393
Wyndham Hotels & Resorts, Inc.	23,790	749,623
Yum China Holdings, Inc. (China)(a)	57,425	2,448,028
		29,595,631
	Shares	Value
Common Stocks (continued)
Household Durables — 0.8%
Cairn Homes PLC (Ireland)	709,975	$529,673
Glenveagh Properties PLC (Ireland), 144A*	424,439	226,877
Helen of Troy Ltd.*	5,650	813,769
Lennar Corp. (Class A Stock)	9,843	376,003
NVR, Inc.*	2,880	7,399,037
TRI Pointe Group, Inc.*(a)	106,870	937,250
		10,282,609
Household Products — 0.8%
Colgate-Palmolive Co.	144,026	9,557,566
Spectrum Brands Holdings, Inc.	39,655	1,442,252
		10,999,818
Independent Power & Renewable Electricity Producers — 0.1%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	1,301,200	714,901
Industrial Conglomerates — 0.1%
Nava Bharat Ventures Ltd. (India)	1,207,281	539,508
Rheinmetall AG (Germany)	9,786	689,994
		1,229,502
Insurance — 7.3%
AIA Group Ltd. (Hong Kong)	808,779	7,285,119
Alleghany Corp.	6,530	3,606,845
Argo Group International Holdings Ltd.	7,310	270,909
Arthur J Gallagher & Co.	33,534	2,733,356
Assured Guaranty Ltd.	25,505	657,774
AXA SA (France)	119,784	2,065,334
Chubb Ltd.	77,500	8,655,975
Enstar Group Ltd. (Bermuda)*	19,441	3,092,091
Globe Life, Inc.(a)	40,989	2,949,978
Intact Financial Corp. (Canada)	119,467	10,325,283
Kemper Corp.(a)	24,140	1,795,292
Markel Corp.*(a)	10,151	9,419,011
Marsh & McLennan Cos., Inc.	67,656	5,849,538
MetLife, Inc.	193,077	5,902,364
Progressive Corp. (The)	276,514	20,417,794
Reinsurance Group of America, Inc.	10,100	849,814
Sony Financial Holdings, Inc. (Japan)	281,929	4,768,701
Tokio Marine Holdings, Inc. (Japan)	40,800	1,873,550
White Mountains Insurance Group Ltd.	5,793	5,271,630
		97,790,358
Interactive Media & Services — 0.6%
58.com, Inc. (China), ADR*(a)	10,879	530,025
Facebook, Inc. (Class A Stock)*	10,496	1,750,733
Tencent Holdings Ltd. (China)	93,708	4,611,314
Yandex NV (Russia) (Class A Stock)*	27,585	939,269
		7,831,341
Internet & Direct Marketing Retail — 0.9%
Alibaba Group Holding Ltd. (China)*	47,792	1,121,302
Alibaba Group Holding Ltd. (China), ADR*	17,183	3,341,750
Amazon.com, Inc.*	2,333	4,548,697
Etsy, Inc.*	36,123	1,388,568

A3

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
Trip.com Group Ltd. (China), ADR*	46,014	$1,079,028
		11,479,345
IT Services — 3.1%
Accenture PLC (Class A Stock)	34,017	5,553,615
Black Knight, Inc.*	80,358	4,665,585
Edenred (France)	56,883	2,386,275
EPAM Systems, Inc.*(a)	8,086	1,501,247
ExlService Holdings, Inc.*	4,300	223,729
Fidelity National Information Services, Inc.	61,318	7,458,722
FleetCor Technologies, Inc.*	5,882	1,097,228
GoDaddy, Inc. (Class A Stock)*	35,590	2,032,545
Leidos Holdings, Inc.	32,725	2,999,246
PayPal Holdings, Inc.*	29,731	2,846,446
Square, Inc. (Class A Stock)*(a)	60,857	3,187,690
Visa, Inc. (Class A Stock)(a)	25,709	4,142,234
WNS Holdings Ltd. (India), ADR*	26,870	1,154,873
Worldline SA (France), 144A*	34,578	2,020,579
		41,270,014
Leisure Products — 0.0%
BRP, Inc.	20,707	337,833
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	9,174	2,601,746
Machinery — 3.1%
Albany International Corp. (Class A Stock)	8,405	397,809
Alstom SA (France)	21,630	907,570
Deere & Co.(a)	84,486	11,672,586
ESCO Technologies, Inc.	8,890	674,840
FANUC Corp. (Japan)	4,957	668,182
Fortive Corp.(a)	158,114	8,726,312
IDEX Corp.	51,277	7,081,866
Luxfer Holdings PLC (United Kingdom)	89,365	1,263,621
Mueller Industries, Inc.	72,000	1,723,680
NGK Insulators Ltd. (Japan)	49,500	650,917
PACCAR, Inc.	83,052	5,076,969
TriMas Corp.*	92,480	2,136,288
		40,980,640
Marine — 0.3%
Irish Continental Group PLC (Ireland), UTS	1,049,748	3,759,519
Media — 1.2%
Charter Communications, Inc. (Class A Stock)*	5,551	2,421,957
Comcast Corp. (Class A Stock)(a)	362,481	12,462,097
WPP PLC (United Kingdom)	79,714	542,503
		15,426,557
Metals & Mining — 0.1%
Vale SA (Brazil), ADR	169,596	1,405,951
Multiline Retail — 0.2%
B&M European Value Retail SA (United Kingdom)	9,507	32,302
	Shares	Value
Common Stocks (continued)
Multiline Retail (cont’d.)
Marui Group Co. Ltd. (Japan)	141,460	$2,361,049
		2,393,351
Multi-Utilities — 0.9%
E.ON SE (Germany)	168,152	1,746,047
Engie SA (France)	65,638	677,271
National Grid PLC (United Kingdom)	152,119	1,779,442
RWE AG (Germany)	20,988	550,282
Sempra Energy(a)	60,683	6,856,572
		11,609,614
Oil, Gas & Consumable Fuels — 1.6%
CNOOC Ltd. (China)	493,000	526,007
Dorian LPG Ltd.*	66,476	579,006
Enbridge, Inc. (Canada)	82,886	2,413,606
Galp Energia SGPS SA (Portugal)	181,025	2,060,678
Kosmos Energy Ltd. (Ghana)	297,870	266,772
Magnolia Oil & Gas Corp. (Class A Stock)*(a)	118,400	473,600
Scorpio Tankers, Inc. (Monaco)(a)	33,961	649,334
TC Energy Corp. (Canada), (NYSE)(a)	208,347	9,229,772
TC Energy Corp. (Canada), (XTSE)	72,264	3,211,905
TOTAL SA (France)	61,242	2,343,969
		21,754,649
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.(a)	15,680	269,382
Mondi PLC (United Kingdom)	33,554	566,504
Neenah, Inc.	25,690	1,108,010
		1,943,896
Pharmaceuticals — 4.4%
AstraZeneca PLC (United Kingdom)	21,844	1,963,040
AstraZeneca PLC (United Kingdom), ADR	234,460	10,470,984
CSPC Pharmaceutical Group Ltd. (China)	454,312	905,490
Eisai Co. Ltd. (Japan)	18,800	1,382,805
Johnson & Johnson(a)	87,461	11,468,761
Livzon Pharmaceutical Group, Inc. (China) (Class A Stock)	92,900	514,129
Merck & Co., Inc.	26,186	2,014,751
Nippon Shinyaku Co. Ltd. (Japan)	26,700	2,107,015
Novartis AG (Switzerland)	166,343	13,693,274
Pfizer, Inc.	398,054	12,992,483
Roche Holding AG (Switzerland)	4,732	1,532,584
		59,045,316
Professional Services — 0.3%
CBIZ, Inc.*	37,710	788,893
Forrester Research, Inc.*	27,400	800,902
Huron Consulting Group, Inc.*	33,360	1,513,210
ICF International, Inc.	15,790	1,084,773
Insperity, Inc.	8,975	334,767
		4,522,545

A4

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development — 0.4%
China Overseas Land & Investment Ltd. (China)	411,600	$1,273,139
Mitsubishi Estate Co. Ltd. (Japan)	54,700	808,448
Nexity SA (France)	58,954	1,823,561
Tricon Capital Group, Inc. (Canada)	236,443	1,157,601
		5,062,749
Road & Rail — 3.0%
AMERCO	15,232	4,425,658
Canadian National Railway Co. (Canada)	214,946	16,805,591
Localiza Rent a Car SA (Brazil)	130,325	658,886
Saia, Inc.*(a)	16,700	1,228,118
Uber Technologies, Inc.*	65,875	1,839,230
Union Pacific Corp.	104,001	14,668,301
		39,625,784
Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc.*	44,785	2,036,822
ASML Holding NV (Netherlands)	2,190	572,991
Intel Corp.(a)	145,682	7,884,310
Marvell Technology Group Ltd.(a)	76,547	1,732,259
MediaTek, Inc. (Taiwan)	274,000	2,964,811
NVIDIA Corp.	1,892	498,731
Onto Innovation, Inc.*(a)	54,361	1,612,891
Realtek Semiconductor Corp. (Taiwan)	251,000	1,801,997
SK Hynix, Inc. (South Korea)	16,432	1,111,902
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	293,000	2,652,816
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	43,612	2,084,217
Texas Instruments, Inc.	17,172	1,715,998
		26,669,745
Software — 2.3%
CDK Global, Inc.	38,160	1,253,556
Constellation Software, Inc. (Canada)	9,581	8,707,660
Descartes Systems Group, Inc. (The) (Canada)*	28,032	964,278
Guidewire Software, Inc.*	18,144	1,439,001
Microsoft Corp.	56,680	8,939,003
Mimecast Ltd.*	46,305	1,634,567
Paycom Software, Inc.*	2,932	592,293
RingCentral, Inc. (Class A Stock)*	6,050	1,282,056
Slack Technologies, Inc. (Class A Stock)*(a)	15,448	414,624
Splunk, Inc.*(a)	24,381	3,077,614
Workday, Inc. (Class A Stock)*(a)	20,840	2,713,785
		31,018,437
Specialty Retail — 1.8%
CarMax, Inc.*	62,313	3,354,309
Cato Corp. (The) (Class A Stock)	32,490	346,668
Home Depot, Inc. (The)	46,059	8,599,676
Ross Stores, Inc.	17,756	1,544,239
TJX Cos., Inc. (The)	221,727	10,600,768
		24,445,660
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.	11,917	$3,030,374
Samsung Electronics Co. Ltd. (South Korea)	27,629	1,073,456
		4,103,830
Textiles, Apparel & Luxury Goods — 1.3%
Kontoor Brands, Inc.(a)	34,960	670,183
NIKE, Inc. (Class B Stock)	129,092	10,681,072
VF Corp.	105,957	5,730,155
		17,081,410
Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares, Inc.(a)	95,830	1,108,753
Tobacco — 1.0%
Philip Morris International, Inc.	175,074	12,773,399
Trading Companies & Distributors — 0.9%
Brenntag AG (Germany)	94,058	3,495,785
Fastenal Co.(a)	103,379	3,230,594
Ferguson PLC	40,650	2,516,240
GATX Corp.	19,590	1,225,550
Triton International Ltd. (Bermuda)(a)	51,728	1,338,203
		11,806,372
Water Utilities — 0.3%
Guangdong Investment Ltd. (China)	2,339,199	4,502,647
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	63,700	1,887,883
Millicom International Cellular SA (Colombia), SDR	43,140	1,213,148
		3,101,031

Total Common Stocks (cost $1,162,866,448)		1,059,203,918
Preferred Stock — 0.2%
Automobiles
Volkswagen AG (Germany) (PRFC)	19,948	2,341,114
(cost $3,176,527)

Total Long-Term Investments (cost $1,166,042,975)		1,061,545,032
Short-Term Investments — 21.1%
Affiliated Mutual Fund — 11.9%
PGIM Institutional Money Market Fund (cost $159,738,213; includes $159,642,943 of cash collateral for securities on loan)(b)(w)	160,068,639	159,812,529
Unaffiliated Fund — 6.7%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	89,703,842	89,703,842
(cost $89,703,842)

A5

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Shares	Value

Options Purchased*~ — 2.5%
(cost $36,462,384)	$33,072,330

Total Short-Term Investments (cost $285,904,439)	282,588,701

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.5% (cost $1,451,947,414)	1,344,133,733

Options Written*~ — (1.7)%
(premiums received $24,851,817)	(23,425,438)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—98.8% (cost $1,427,095,597)	1,320,708,295

Other assets in excess of liabilities(z) — 1.2%	16,302,051

Net Assets — 100.0%	$1,337,010,346

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
JPY	Japanese Yen

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
PRFC	Preference Shares
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SDR	Sweden Depositary Receipt
TSX	Toronto Stock Exchange
UTS	Unit Trust Security
XTSE	Toronto Stock Exchange

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $153,247,221; cash collateral of $159,642,943 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Put	06/19/20	$2,225.00		1,278		128	$10,498,770
S&P 500 Index	Put	09/18/20	$2,375.00		1,252		125	22,573,560
Total Options Purchased (cost $36,462,384)								$33,072,330
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index	Put	06/19/20	$2,050.00		1,278		128	$(7,656,498)
S&P 500 Index	Put	09/18/20	$2,175.00		1,252		125	(15,768,940)
Total Options Written (premiums received $24,851,817)								$(23,425,438)
A6

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
114	FTSE 100 Index	Jun. 2020	$7,979,834	$(172,782)
902	Mini MSCI Emerging Markets Index	Jun. 2020	38,014,790	1,387,676
920	Russell 2000 E-Mini Index	Jun. 2020	52,789,600	(5,109,300)
171	S&P 500 E-Mini Index	Jun. 2020	21,970,935	(335,806)
441	S&P/TSX 60 Index	Jun. 2020	51,028,523	(4,810,341)
				$(9,040,553)
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 06/17/20	JPMorgan Chase Bank, N.A.	CAD	35,590	$25,010,752	$25,308,151	$297,399	$—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	24,770	17,068,184	17,614,018	545,834	—
Japanese Yen,
Expiring 06/17/20	Goldman Sachs International	JPY	4,230,100	39,262,076	39,471,386	209,310	—
				$81,341,012	$82,393,555	1,052,543	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	113,260	$81,563,196	$80,539,509	$1,023,687	$—
						$2,076,230	$—
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7